Income Taxes - Reconciliation of Effective Tax Rate and Statutory Federal Income Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. statutory federal income tax rate					21.00%	21.00%
State income taxes, net of federal income tax benefit					7.10%	6.90%
Change in fair value of financial instruments					3.00%	0.00%
Tax credits					0.40%	1.00%
Valuation allowance					(30.50%)	(29.00%)
Non-deductible expenses					(0.90%)	0.00%
Other					(0.40%)	(0.20%)
Effective tax rate	(0.80%)	(0.20%)	(3.90%)	(0.10%)	(0.30%)	(0.30%)